Pledged Assets and Collateral (Association Liabilities Collateralized by Pledged Assets) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2017	Mar. 31, 2016
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 919	¥ 813
Payables under repurchase agreements	6,109	6,182
Payables under securities lending transactions	1,460	2,790
Other short-term borrowings	686	657
Long-term debt	4,220	5,545
Total	¥ 13,394	¥ 15,987